Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Stock Based Compensation [Abstract]
Schedule of assumptions used in estimation of fair value of stock options granted
	Years Ended December 31,
	2014	2013

Annual volatility	103% - 110%	60%
Risk-free rate	1.07% - 2.13%	1.00% - 2.5%
Dividend rate	-%	-%
Expected term	2.6 - 6.5	2.0 - 6.5

Summary of Stock Option Activity
	Shares	Exercise Price
Outstanding at
January 1, 2013	475,270	$0.91 - 1.01
Granted	204,499	$0.91 - 3.00
Exercised	-	$-
Forfeited	-	$-
Outstanding at
December 31, 2013	679,769	$0.91 - 3.00
Granted	523,112	$0.50
Exercised	-	$-
Forfeited	(111,757)	$0.75
Outstanding at
December 31, 2014	1,091,124	$0.50 - 0.75

Summary of Options Outstanding by Exercise Price
	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Excercisable	Weighted Average Exercise Price

$0.50	523,112	2.67	$0.50	-	$-
$0.75	568,012	2.42	$0.75	568,012	$0.75

Summary of Nonvested Option Activity
	Nonvested Shares Under Option	Weighted Average Grant Date Fair Value

Nonvested at January 1, 2014	396,087	$0.94
Granted	523,112	$0.43
Vested	(284,330)	$0.10 - 1.88
Forfeited	(111,757)	$0.64

Nonvested at December 31, 2014	523,112	$0.43